Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Schedule of Detail Related to Public Warrant Activity

Detail related to Public Warrant activity for the year ended December 31, 2022, was as follows:

Public Warrants	Number of Warrants	Weighted Average Exercise Price
Balances as of December 31, 2021	-	$-
Assumed through the Business Combination	13,800,000	11.50
Exercised	(1,273,608)	11.50
Balances as of December 31, 2022	12,526,392	$11.50